U.S. SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.  20549

                                        FORM 24F-2
                           ANNUAL NOTICE OF SECURITES SOLD
                                  PURSUANT TO RULE 24F-2

                READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

 1.  Name and address of issuer:

      UBS Private Investor Funds, Inc.
      c/o Investors Bank & Trust Company
      200 Clarendon Street
      Boston, MA 02116


 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):                                              [  ]

        UBS Bond Fund
        UBS High Yield Bond Fund
        UBS Institutional International Equity Fund
        UBS International Equity Fund
        UBS Large Cap Growth Fund
        UBS Small Cap Fund
        UBS Value Equity Fund

 3.  Investment Company Act File Number:  811-07431

     Securities Act File Number:  33-64401


 4(a). Last day of fiscal year for which this Form is filed: December 31, 1997


 4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
          Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.


 4(c). [ ] Check box if this is the last time the issuer will be filing this Form.


 5.     Calculation of registration fee:

        (i)    Aggregate sale price of securities sold
               during the fiscal year pursuant to
               section 24(f):                                     $93,299,183


        (ii)   Aggregate price of securities redeemed
               or repurchased during the fiscal year:  $35,461,674

        (iii)  Aggregate price of securities redeemed
               or repurchased during any PRIOR fiscal
               year ending no earlier than October 11,
               1995 that were not previously used to
               reduce registration fees payable to
               the Commission:                         $0

        (iv)   Total available redemption credits
               [add items 5(ii) and 5(iii)]:                      -$35,461,674

        (v)    Net sales -- if item 5(i) is greater
               than Item 5(iv) [subtract Item 5(iv)
               from Item 5(I)]:                                    $57,837,509

        (vi)   Redemption credits available for use
               in future years -- if Item 5(i) is      $  (0)
               less than Item 5(iv) [subtract Item
               5(iv) from Item 5(i)]:

        (vii)  Multiplier for determining registration
               fee (See Instruction C.9):                           x0.000295

        (viii) Registration fee due [multiply Item 5(v)
               by Item 5(vii)] (enter "0" if no fee
               is due):                                          = $17,062.07
                                                                 ------------
                                                                 ------------
  6.   Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
       here:             .  If there is a number of shares or other units that
       were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
       here:           .

  7.   Interest due -- if this Form is being filed more than 90 days after the
       end of the issuer's fiscal year (see Instruction D):        + $0

  8.  Total of the amount of the registration fee due plus any interest due
      [Item 5(viii) plus Item 7]:                                  = $17,062.07

  9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
                                       March 25, 1998 - CIK:   1003599

       Method of Delivery:
                   [X]  Wire Transfer
                   [ ]  Mail or other means

                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*

                /s/ Nicholas G. Chunias
                -----------------------
Name:           Nicholas G. Chunias
Title:          Treasurer and Chief Financial Officer
                UBS Private Investor Funds, Inc.

Date:           3/26/98



*Please print the name and title of the signing officer below the signature.